UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number:	811-07742

Exact Name of Registrant as Specified in Charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	July 1, 2009 - June 30, 2010

ITEM 1. PROXY VOTING RECORD.

=============== Delaware Minnesota High-Yield Municipal Bond Fund ==============

There is no proxy voting activity for the Fund, as the Fund did not hold any votable positions during the reporting period.

=============== Delaware National High-Yield Municipal Bond Fund ===============

There is no proxy voting activity for the Fund, as the Fund did not hold any votable positions during the reporting period.

======================= Delaware Tax-Free California Fund ======================

There is no proxy voting activity for the Fund, as the Fund did not hold any votable positions during the reporting period.

========================== Delaware Tax-Free Idaho Fund ========================

There is no proxy voting activity for the Fund, as the Fund did not hold any votable positions during the reporting period.

========================= Delaware Tax-Free New York Fund ======================

There is no proxy voting activity for the Fund, as the Fund did not hold any votable positions during the reporting period.

============================== END NPX REPORT ==================================

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS

By:	Patrick P. Coyne
Name:	Patrick P. Coyne
Title:	Chairman/President/
Chief Executive Officer
Date:	August 26, 2010